Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Voyage Expenses [Abstract]
Voyage Expenses	$ 5,245
Spot Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	4,802
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	178
Other Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 265